Accounting and Reporting Changes - Schedule of Balance Sheet and Related Adjustments as of IFRS 17 (Parenthetical) (Detail) - Insurance contract [member] $ in Billions	Jan. 01, 2022 CAD ($)
Non-controlling Interests [Member]
Schedule Of Detailed Information About Balance Sheet And Related Adjustments As Of IFRS 17 [Line Items]
Contractual service margin	$ 0.7
Shareholder Net Income [Member]
Schedule Of Detailed Information About Balance Sheet And Related Adjustments As Of IFRS 17 [Line Items]
Contractual service margin	$ 1.4